Significant Accounting Policies - Finalized Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (USD $) In Thousands, unless otherwise specified			0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Aug. 30, 2013 Successor [Member]	Aug. 30, 2013 Successor [Member]	Aug. 30, 2013 Successor [Member] Trademarks [Member]	Aug. 30, 2013 Successor [Member] Customer Relationships [Member]	Aug. 30, 2013 Successor [Member] Seven Hills, LLC [Member]
Business Acquisition [Line Items]
Total current assets				$ 70,371
Property, plant and equipment				392,809
Financial interest in Seven Hills JV		13,000					13,000
Intangible assets					15,000	118,000
Goodwill	119,945	119,945		119,945
Total current liabilities				(25,984)
Total purchase price			$ 703,141